BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—96.9%
COMMON STOCKS—51.6%
Brazil—1.9%
Eletromidia SA*	380,078	$1,126,756
Sendas Distribuidora SA	10,300	21,988
		1,148,744
China—9.8%
BOE Technology Group Co Ltd., Class A†	3,511,080	1,963,317
China Feihe Ltd.	268,000	155,868
China State Construction Engineering Corp., Ltd., Class A†	147,700	122,665
Fufeng Group Ltd.	333,000	181,735
Muyuan Foods Co., Ltd., Class A†	120,381	679,155
Rianlon Corp., Class A†	40,200	222,878
Tech-Bank Food Co., Ltd., Class A*†	944,030	575,571
Tsingtao Brewery Co., Ltd., Class H	82,000	705,981
Xiamen Xiangyu Co., Ltd., Class A†	96,900	130,363
Yixintang Pharmaceutical Group Co., Ltd., Class A†	158,200	602,351
YTO Express Group Co., Ltd., Class A†	264,000	571,969
		5,911,853
Greece—0.6%
JUMBO SA	16,639	386,148
Hungary—0.1%
Richter Gedeon Nyrt	1,696	42,794
India—11.6%
Apollo Tyres Ltd.	189,528	894,393
Bajaj Auto Ltd.	10,567	582,680
Bank of Baroda	627,862	1,400,737
Bharti Airtel Ltd.	36,430	373,937
Bharti Airtel Ltd.	4,942	27,153
Gravita India Ltd.*	21,207	157,576
Indian Hotels Co., Ltd.	116,188	546,654
ITC Ltd.	113,990	613,133
Mahindra & Mahindra Ltd.	45,866	730,329
PB Fintech Ltd.*	87,777	641,810
Phoenix Mills Ltd., (The)	14,383	254,870
Power Grid Corp. of India Ltd.	109,578	309,455
Zydus Lifesciences Ltd.	76,253	462,768
		6,995,495
Indonesia—3.6%
Bank Central Asia Tbk PT	330,900	199,674
Bank Mandiri Persero Tbk PT	3,982,400	1,343,830
Bank Negara Indonesia Persero Tbk PT	999,100	602,673
		2,146,177
Israel—0.7%
Mizrahi Tefahot Bank Ltd.	13,008	417,364
Mexico—2.8%
Arca Continental SAB de CV	21,200	214,289
Grupo Bimbo SAB de CV, Class A	105,600	566,177
Grupo Financiero Banorte SAB de CV, Class O	115,000	924,083
		1,704,549
Poland—1.9%
Dino Polska SA*	11,840	1,164,485
Russia—0.0%
Fix Price Group PLC - GDR*‡	21,704	0
Singapore—2.4%
DBS Group Holdings Ltd.	5,100	114,189
Singapore Airlines Ltd.	108,200	512,677
United Overseas Bank Ltd.	38,200	789,246
		1,416,112
South Africa—0.1%
Life Healthcare Group Holdings Ltd.	87,280	82,771
South Korea—6.6%
Classys, Inc.	7,694	151,473
Hankook Tire & Technology Co., Ltd.	52,923	1,374,272
HK inno N Corp.	5,827	147,637
HL Mando Co., Ltd.	13,169	477,793
Hyundai Mobis Co., Ltd.	1,971	330,875
JYP Entertainment Corp.	1,930	177,153
SK Hynix, Inc.	15,807	1,289,115
		3,948,318
Taiwan—4.7%
Accton Technology Corp.	192,000	2,201,432
Nanya Technology Corp.	126,000	300,305
Voltronic Power Technology Corp.	1,000	62,929
Wiwynn Corp.	7,000	263,171
		2,827,837
Thailand—4.2%
AP Thailand PCL - NVDR	1,720,800	573,431
Bangkok Dusit Medical Services PCL‡	720,300	584,726
Bumrungrad Hospital PCL‡	86,500	554,296
Kiatnakin Phatra Bank PCL - NVDR	32,400	58,621
Supalai PCL - NVDR	1,272,900	738,726
		2,509,800
United States—0.6%
Samsonite International SA*	146,400	371,682
TOTAL COMMON STOCKS
(Cost $28,783,647)		31,074,129
PREFERRED STOCKS—1.2%
South Korea—1.2%
Samsung Electronics Co., Ltd. 2.433%	16,161	711,815
TOTAL PREFERRED STOCKS
(Cost $324,106)		711,815
RIGHTS—0.0%
Thailand—0.0%
Kiatnakin Phatra Bank PCL - NVDR*	2,700	182
Kiatnakin Phatra Bank PCL - NVDR*	2,700	331
TOTAL RIGHTS
(Cost $0)		513

SHORT-TERM INVESTMENTS—44.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.08%(a)†	3,777,154	3,777,154
Federated Hermes U.S. Treasury Cash Reserves, 4.97%(a)†	4,073,414	4,073,414
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.88%(a)†	3,777,154	3,777,154
MSILF Treasury Securities Portfolio, 4.94%(a)†	3,480,894	3,480,894
Tri-State Deposit, 4.95%(a)	10,789,659	10,789,659
U.S. Bank Money Market Deposit Account, 5.00%(a)	613,930	613,930
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,512,205)		26,512,205
TOTAL LONG POSITIONS—96.9%
(Cost $55,619,958)		58,298,662
SECURITIES SOLD SHORT—(0.1%)
COMMON STOCKS—(0.1%)
United Kingdom—(0.1%)
Antofagasta PLC	(4,203)	(69,935)
TOTAL COMMON STOCKS
(Proceeds $(74,221))		(69,935)
TOTAL SECURITIES SOLD SHORT—(0.1%)
(Proceeds $(74,221))		(69,935)
OTHER ASSETS IN EXCESS OF LIABILITIES—3.2%		1,898,263
NET ASSETS—100.0%		$60,126,990

GDR	Global Depositary Receipt
PLC	Public Limited Company
NVDR	Non-voting Depository Receipt
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of May 31, 2023.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023, these securities amounted to $1,139,476 or 1.9% of net assets.

Contracts For Difference held by the Fund at May 31, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	12/8/2025	3.15%	Termination	4,568	$147,801	$2,549

Brazil
Banco do Brasil SA	Morgan Stanley	12/8/2025	5.08	Termination	285,100	2,518,151	572,287
Cielo SA	Morgan Stanley	12/8/2025	5.08	Termination	106,300	98,059	9,089
Itau Unibanco Holding SA - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	14,830	76,226	8,629
Sendas Distribuidora SA	Goldman Sachs	12/8/2025	5.08	Termination	41,500	88,590	(70,989)
						2,781,026	519,016
Chile
Banco Santander Chile - SP ADR	Morgan Stanley	12/8/2025	5.08	Termination	3,971	68,976	6,096

China
Alibaba Group Holding Ltd.	Goldman Sachs	12/8/2025	3.77	Termination	14,500	144,251	(27,313)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	6,019	478,811	(82,249)
DaShenLin Pharmaceutical Group Co., Ltd., Class A	Goldman Sachs	5/29/2026	5.08	Termination	120,200	550,716	(20,593)
JD.com, Inc. - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	11,976	390,418	(316,048)
JD.com, Inc., Class A	Goldman Sachs	12/8/2025	3.77	Termination	904	14,535	(12,823)
Petpal Pet Nutrition Technology Co., Ltd., Class A	HSBC	1/5/2026	5.05	Termination	109,400	210,965	(66,410)
Proya Cosmetics Co., Ltd., Class A	Goldman Sachs	12/8/2025	5.08	Termination	71,960	1,216,282	(18,007)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2025	3.77	Termination	400	15,866	(2,687)
Tencent Holdings Ltd.	Goldman Sachs	12/8/2025	3.77	Termination	11,700	464,088	18,482
Trip.com Group Ltd. - ADR	Goldman Sachs	12/8/2025	5.08	Termination	25,347	800,458	(107,213)
Wens Foodstuffs Group Co., Ltd., Class A	JPMorgan	2/9/2026	1.67	Termination	379,220	897,821	(267,759)
Yum China Holdings, Inc.	Goldman Sachs	5/25/2026	5.08	Termination	7,467	421,587	(33,775)
						5,605,798	(936,395)
India
Reliance Industries Ltd. - GDR	Goldman Sachs	12/8/2025	5.08	Termination	2,113	124,878	(11,099)

Israel
InMode Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	22,237	702,022	(102,795)
Mizrahi Tefahot Bank Ltd.	Goldman Sachs	12/12/2025	4.60	Termination	17,174	550,905	(13,733)
Monday.com Ltd.	Goldman Sachs	3/17/2026	5.08	Termination	10,403	1,874,622	549,416
Wix.com Ltd.	Goldman Sachs	5/18/2026	5.08	Termination	7,578	577,595	(35,818)
						3,705,144	397,070
Japan
Suzuki Motor Corp.	Goldman Sachs	12/8/2025	-0.06	Termination	17,900	591,249	(13,892)

Mexico
Arca Continental SAB de CV	Goldman Sachs	3/2/2026	5.08	Termination	16,400	165,771	27,174
Coca-Cola Femsa SAB de CV - SP ADR	Goldman Sachs	2/9/2026	5.08	Termination	2,027	167,876	18,474
Grupo Aeroportuario del Centro Norte SAB de CV - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	4,769	394,158	63,387
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	1,626	287,526	26,040
Grupo Bimbo SAB de CV, Class A	Goldman Sachs	12/9/2025	5.08	Termination	36,300	194,623	39,003
Grupo Comercial Chedraui SA de CV	Morgan Stanley	12/8/2025	5.08	Termination	84,600	439,141	79,714
Grupo Financiero Banorte SAB de CV	Goldman Sachs	12/8/2025	5.08	Termination	108,800	874,263	(15,885)
						2,523,358	237,907
Peru
Credicorp Ltd.	Goldman Sachs	3/3/2026	5.08	Termination	2,198	284,531	(2,367)

Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	12/8/2025	3.15	Termination	67,297	1,624,267	156,543

Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	5.08	Monthly	316,240	–	(469,314)
Headhunter Group PLC - ADR	Morgan Stanley	9/19/2023	5.08	Monthly	7,725	–	(116,107)
Magnit PJSC - SP GDR	Goldman Sachs	9/16/2025	5.08	Monthly	37,249	–	(462)
Sberbank PJSC - SP ADR	Goldman Sachs	9/16/2025	5.08	Monthly	23,338	–	(1,057)
						–	(586,940)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	12/8/2025	4.00	Termination	44,651	1,000,462	(127,232)
Singapore Airlines Ltd.	Goldman Sachs	4/24/2026	4.00	Termination	94,000	445,567	40,645
						1,446,029	(86,587)
South Africa
Aspen Pharmacare Holdings Ltd.	Morgan Stanley	12/9/2025	8.19	Termination	84,173	732,249	81,792

South Korea
Hyundai Mobis Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	2,905	488,088	17,374
Orion Corp.	Goldman Sachs	2/2/2026	5.08	Termination	2,142	208,511	(4,853)
Samsung Electronics Co., Ltd. - GDR	Goldman Sachs	3/30/2026	5.08	Termination	1,117	1,506,834	161,630
SK Hynix, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	4,992	408,462	95,653
						2,611,895	269,804
United Kingdom
Pepco Group NV	Goldman Sachs	2/3/2026	5.08	Termination	38,043	359,303	(11,393)
Wizz Air Holdings PLC	Morgan Stanley	6/1/2026	0.00	Termination	12,686	438,074	(18,365)
						797,377	(29,758)
United States
Coupang, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	78,687	1,227,518	(179,062)
Micron Technology, Inc.	Goldman Sachs	5/18/2026	5.08	Termination	5,264	359,005	24,836
						1,586,523	(154,226)
Uruguay
Arcos Dorados Holdings, Inc., Class A	Goldman Sachs	3/17/2026	5.08	Termination	56,588	478,169	35,480

Total Long						25,109,270	(115,007)

Short
Australia
Allkem Ltd.	Goldman Sachs	4/17/2026	3.82	Termination	(53,477)	$(516,543)	$(122,391)
IGO Ltd.	Goldman Sachs	4/17/2026	3.82	Termination	(47,853)	(443,856)	(48,523)
						(960,399)	(170,914)
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	12/8/2025	5.08	Termination	(42,800)	(112,709)	(13,094)
Hapvida Participacoes e Investimentos SA	Morgan Stanley	5/18/2026	5.08	Termination	(390,900)	(306,661)	(50,521)
Hapvida Participacoes e Investimentos SA	Goldman Sachs	12/8/2025	5.08	Termination	(70,791)	(55,535)	11,596
Klabin SA - Unit	Morgan Stanley	12/8/2025	5.08	Termination	(14,600)	(60,549)	(4,074)
Localiza Rent a Car SA	JPMorgan	5/18/2026	4.82	Termination	(36,100)	(446,153)	6,974
Natura & Co. Holding SA	Morgan Stanley	12/8/2025	5.08	Termination	(40,000)	(109,357)	(14,509)
Natura & Co. Holding SA - SP ADR	Morgan Stanley	4/6/2026	5.08	Termination	(41,354)	(224,139)	(5,191)
Pagseguro Digital Ltd., Class A	Goldman Sachs	12/8/2025	5.08	Termination	(6,894)	(68,595)	(4,964)
Petro Rio SA	JPMorgan	5/25/2026	4.95	Termination	(40,400)	(271,945)	28,085
Sigma Lithium Corp.	Goldman Sachs	4/14/2026	5.08	Termination	(7,700)	(289,674)	(172)
Suzano SA - SP ADR	Goldman Sachs	12/8/2025	5.08	Termination	(5,780)	(51,269)	5,404
WEG SA	JPMorgan	5/25/2026	4.96	Termination	(38,100)	(285,602)	14,687
						(2,282,188)	(25,779)
Chile
Sociedad Quimica y Minera de Chile SA - SP ADR	Goldman Sachs	3/31/2026	5.08	Termination	(6,994)	(448,805)	112,233

China
China National Building Material Co., Ltd., Class H	Goldman Sachs	12/8/2025	3.94	Termination	(538,000)	(304,368)	142,057
China Resources Microelectronics Ltd., Class A	Morgan Stanley	12/29/2025	5.08	Termination	(9,077)	(75,995)	(5,068)
Flat Glass Group Co., Ltd., Class H	Bank of America	12/8/2025	3.94	Termination	(25,000)	(70,239)	(5,906)
Ganfeng Lithium Group Co., Ltd.	HSBC	4/20/2026	0.00	Termination	(71,000)	(449,278)	16,836
Hangzhou Silan Microelectronics Co., Ltd., Class A	HSBC	12/5/2025	5.05	Termination	(18,512)	(83,252)	13,199
Hangzhou Silan Microelectronics Co., Ltd., Class A	Goldman Sachs	12/8/2025	5.08	Termination	(31,600)	(142,112)	23,545
Hua Hong Semiconductor Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(149,000)	(482,367)	28,542
InnoCare Pharma Ltd.	Goldman Sachs	4/17/2026	3.94	Termination	(118,000)	(109,554)	40,418
Maxscend Microelectronics Co., Ltd., Class A	Goldman Sachs	12/8/2025	5.08	Termination	(13,000)	(162,198)	54,121
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	12/8/2025	5.08	Termination	(5,600)	(40,264)	2,033
Shenzhen Goodix Technology Co., Ltd., Class A	Morgan Stanley	12/9/2025	5.08	Termination	(1,611)	(11,583)	2,119
Skshu Paint Co., Ltd., Class A	HSBC	12/5/2025	5.05	Termination	(3,300)	(41,526)	15,058
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(11,500)	(108,091)	44,353
Tianqi Lithium Corp., Class A	Morgan Stanley	4/20/2026	5.08	Termination	(15,200)	(153,917)	18,039
Tianqi Lithium Corp., Class H	Morgan Stanley	4/24/2026	3.25	Termination	(40,400)	(261,837)	31,438
Tongwei Co., Ltd., Class A	HSBC	5/19/2026	5.05	Termination	(53,700)	(257,903)	41,987
Vanchip (Tianjin) Technology Co., Ltd., Class A	Morgan Stanley	2/23/2026	5.08	Termination	(1,782)	(16,876)	(4,125)
Will Semiconductor Co., Ltd., Shanghai, Class A	Goldman Sachs	12/8/2025	5.08	Termination	(9,335)	(131,253)	(21,071)
Xiaomi Corp., Class B	Goldman Sachs	12/8/2025	3.94	Termination	(207,000)	(273,341)	30,665
Xinyi Solar Holdings Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(104,000)	(102,666)	12,219
Yankuang Energy Group Co., Ltd., Class H	HSBC	4/13/2026	0.00	Termination	(20,000)	(50,674)	16,910
Yankuang Energy Group Co., Ltd., Class H	Morgan Stanley	4/6/2026	3.25	Termination	(108,000)	(273,639)	97,107
						(3,602,933)	594,476
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(159,400)	(166,109)	17,375
GCL Technology Holdings Ltd.	Goldman Sachs	5/11/2026	3.94	Termination	(1,651,000)	(358,434)	28,464
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(575,000)	(318,692)	144,454
Techtronic Industries Co., Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(43,000)	(398,949)	150,189
Xinyi Glass Holdings Ltd.	Goldman Sachs	12/8/2025	3.94	Termination	(72,000)	(106,477)	30,603
						(1,348,661)	371,085
Indonesia
Unilever Indonesia Tbk PT	JPMorgan	4/13/2026	1.07	Termination	(857,400)	(259,107)	(17,232)
Unilever Indonesia Tbk PT	HSBC	12/2/2025	5.05	Termination	(773,900)	(233,873)	(11,682)
						(492,980)	(28,914)
Israel
Camtek Ltd.	Morgan Stanley	2/16/2026	5.08	Termination	(10,001)	(288,929)	(27,770)
Camtek Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(6,900)	(199,341)	(33,603)
Nova Ltd.	Morgan Stanley	2/16/2026	5.08	Termination	(3,266)	(352,695)	(56,559)
Nova Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(1,585)	(171,164)	(33,713)
						(1,012,129)	(151,645)
Japan
Ibiden Co., Ltd.	Goldman Sachs	2/23/2026	-0.06	Termination	(9,200)	(503,169)	(200,632)
Lasertec Corp.	Goldman Sachs	12/8/2025	-0.06	Termination	(3,600)	(559,411)	137,334
Murata Manufacturing Co., Ltd.	Goldman Sachs	12/8/2025	-0.06	Termination	(6,400)	(376,627)	(32,936)
Shinko Electric Industries Co., Ltd.	Morgan Stanley	2/16/2026	-0.06	Termination	(14,300)	(511,136)	(120,276)
Shinko Electric Industries Co., Ltd.	Goldman Sachs	4/14/2026	-0.06	Termination	(1,600)	(57,190)	(10,474)
Taiyo Yuden Co., Ltd.	Goldman Sachs	12/8/2025	-0.06	Termination	(6,500)	(202,709)	2,333
Tokyo Electron Ltd.	Goldman Sachs	5/11/2026	-0.06	Termination	(1,300)	(180,223)	(34,152)
						(2,390,465)	(258,803)
Malaysia
Top Glove Corp. Bhd	Morgan Stanley	12/8/2025	5.08	Termination	(1,062,700)	(262,481)	(65,438)

Mexico
Grupo Mexico SAB de CV, Class B	Goldman Sachs	12/8/2025	5.08	Termination	(38,600)	(172,171)	(18,428)

Russia
Ozon Holdings PLC - ADR	Goldman Sachs	9/16/2025	5.08	Monthly	314,151	–	314,151
VK Co., Ltd.	Morgan Stanley	9/19/2023	5.08	Monthly	140,169	–	140,169
						–	454,320
Saudi Arabia
Saudi Arabian Oil Co.	Goldman Sachs	4/27/2026	5.08	Termination	(34,817)	(292,400)	6,140

Singapore
Starhub Ltd.	Goldman Sachs	12/8/2025	4.00	Termination	(75,600)	(56,464)	4,230

South Africa
Capitec Bank Holdings Ltd.	Goldman Sachs	12/8/2025	8.08	Termination	(4,336)	(296,855)	119,476
Kumba Iron Ore Ltd.	HSBC	12/5/2025	0.00	Termination	(5,421)	(119,190)	13,771
Sappi Ltd.	Goldman Sachs	12/8/2025	8.08	Termination	(53,777)	(119,015)	14,885
						(535,060)	148,132
South Korea
Amorepacific Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(1,584)	(124,715)	46,227
Chunbo Co., Ltd.	Goldman Sachs	12/12/2025	5.08	Termination	(657)	(93,953)	23,761
Chunbo Co., Ltd.	Morgan Stanley	12/8/2025	5.08	Termination	(1,824)	(260,836)	63,470
DB HiTek Co., Ltd.	Bank of America	12/8/2025	5.08	Termination	(5,025)	(228,676)	(64,275)
EcoPro BM Co., Ltd.	Goldman Sachs	5/4/2026	5.08	Termination	(1,574)	(295,292)	4,847
Hana Micron, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(44,973)	(574,340)	(209,031)
Hansol Chemical Co., Ltd.	Morgan Stanley	12/8/2025	5.08	Termination	(1,637)	(285,527)	(31,704)
Hansol Chemical Co., Ltd.	Goldman Sachs	12/12/2025	5.08	Termination	(962)	(167,793)	(21,524)
Hyundai Motor Co.	Goldman Sachs	4/14/2026	5.08	Termination	(9)	(1,356)	(36)
Hyundai Motor Co.	Morgan Stanley	12/8/2025	5.08	Termination	(1,304)	(196,497)	(33,855)
KakaoBank Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(12,321)	(243,217)	17,948
Kia Corp.	Morgan Stanley	12/8/2025	5.08	Termination	(1,632)	(105,624)	(25,069)
KIWOOM Securities Co., Ltd.	Morgan Stanley	12/8/2025	5.08	Termination	(689)	(48,693)	(1,098)
Kumho Petrochemical Co., Ltd.	Morgan Stanley	12/8/2025	5.08	Termination	(2,564)	(245,147)	30,907
Leeno Industrial, Inc.	Morgan Stanley	12/8/2025	5.08	Termination	(3,269)	(319,449)	101,909
LG H&H Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(371)	(147,310)	54,231
Naver Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(3,209)	(482,347)	(6,949)
Netmarble Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(4,462)	(187,927)	(9,813)
Samsung Electro-Mechanics Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(4,271)	(474,645)	(12,076)
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(1,060)	(58,700)	833
SK Bioscience Co., Ltd.	Goldman Sachs	2/13/2026	5.08	Termination	(2,328)	(145,407)	(7,580)
SK IE Technology Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(8,049)	(537,308)	(148,790)
TSE Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(10,798)	(351,866)	(14,101)
						(5,576,625)	(241,768)
Taiwan
Acer, Inc.	Morgan Stanley	12/8/2025	5.08	Termination	(711,000)	(713,835)	(169,705)
Advanced Wireless Semiconductor Co.	Goldman Sachs	12/8/2025	5.08	Termination	(139,000)	(375,009)	(34,905)
ASMedia Technology, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(17,000)	(650,069)	(238,206)
Asustek Computer, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(64,000)	(635,262)	(40,411)
Compal Electronics, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(457,000)	(414,204)	(86,253)
Dyaco International, Inc.	HSBC	12/2/2025	5.05	Termination	(72,000)	(93,727)	(773)
Faraday Technology Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(94,000)	(524,644)	24,883
FocalTech Systems Co., Ltd.	HSBC	12/2/2025	5.05	Termination	(52,000)	(143,845)	(33,302)
Formosa Plastics Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(51,000)	(156,183)	(6,941)
Giant Manufacturing Co., Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(22,753)	(152,538)	21,203
Kinsus Interconnect Technology Corp.	Morgan Stanley	12/8/2025	5.08	Termination	(142,000)	(538,378)	84,927
Mediatek, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(23,000)	(568,123)	(9,893)
Micro-Star International Co., Ltd.	Morgan Stanley	12/8/2025	5.08	Termination	(95,000)	(513,221)	(136,526)
Nan Ya Printed Circuit Board Corp.	Morgan Stanley	12/8/2025	5.08	Termination	(72,000)	(709,983)	5,517
Nuvoton Technology Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(120,000)	(503,783)	(8,476)
Pan Jit International, Inc.	Morgan Stanley	12/8/2025	5.08	Termination	(281,000)	(640,143)	(57,812)
Parade Technologies Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(20,000)	(663,900)	(116,081)
Powerchip Semiconductor Manufacturing Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(363,000)	(365,038)	54,019
Realtek Semiconductor Corp.	Morgan Stanley	12/8/2025	5.08	Termination	(32,000)	(397,820)	(78,775)
SDI Corporation	Morgan Stanley	12/8/2025	5.08	Termination	(85,000)	(341,632)	(47,586)
Silergy Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(32,000)	(417,086)	180,918
TSRC Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(324,000)	(268,880)	30,135
Unimicron Technology Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(115,000)	(675,535)	(48,564)
UPI Semiconductor Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(55,000)	(544,138)	17,639
Yageo Corp.	Goldman Sachs	4/14/2026	5.08	Termination	(1,000)	(16,532)	680
Yageo Corp.	Morgan Stanley	12/8/2025	5.08	Termination	(19,306)	(319,175)	(9,815)
						(11,342,683)	(704,103)
Thailand
Com7 PCL - NVDR	Morgan Stanley	12/8/2025	5.08	Termination	(178,200)	(148,500)	18,054
Kerry Express Thailand - NVDR	Morgan Stanley	12/8/2025	5.08	Termination	(319,800)	(93,734)	35,321
Muangthai Capital PCL - NVDR	Morgan Stanley	12/8/2025	5.08	Termination	(215,000)	(254,849)	(16,180)
PTT Exploration & Production PCL - NVDR	Morgan Stanley	4/6/2026	5.08	Termination	(37,500)	(150,323)	16,054
PTT Exploration & Production PCL - NVDR	Goldman Sachs	5/11/2026	5.08	Termination	(32,900)	(131,884)	11,500
PTT PCL - NVDR	Goldman Sachs	4/6/2026	5.08	Termination	(181,700)	(156,638)	9,777
Siam Cement PCL, (The) - NVDR	Goldman Sachs	12/8/2025	5.08	Termination	(25,900)	(237,417)	5,339
Sri Trang Agro-Industry PCL - NVDR	Morgan Stanley	12/8/2025	5.08	Termination	(88,500)	(48,319)	1,344
						(1,221,664)	81,209
United Kingdom
Antofagasta PLC	Goldman Sachs	12/8/2025	4.43	Termination	(3,483)	(57,950)	4,707

United States
Albemarle Corp.	Goldman Sachs	4/14/2026	5.08	Termination	(2,443)	(472,794)	9,356
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	12/8/2025	5.08	Termination	(12,587)	(348,534)	69,354
Diodes, Inc.	Goldman Sachs	5/22/2026	5.08	Termination	(3,269)	(293,687)	12,698
Freeport-McMoRan, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(5,209)	(178,877)	23,545
Hess Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(2,626)	(332,635)	34,192
Monolithic Power Systems, Inc.	Goldman Sachs	2/16/2026	5.08	Termination	(1,058)	(518,325)	(3,537)
Mosaic Co., (The)	Goldman Sachs	2/23/2026	5.08	Termination	(11,720)	(374,571)	151,272
Southern Copper Corp.	Goldman Sachs	12/8/2025	5.08	Termination	(1,767)	(117,983)	(10,712)
Synaptics, Inc.	Goldman Sachs	12/8/2025	5.08	Termination	(4,144)	(356,550)	90,867
						(2,993,956)	377,035
Total Short						(35,050,014)	487,775
Net unrealized gain/(loss) on Contracts For Difference							$372,768

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Dynamic Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$1,148,744	$1,148,744	$-	$-
China	5,911,853	-	5,911,853	-
Greece	386,148	-	386,148	-
Hungary	42,794	-	42,794	-
India	6,995,495	-	6,995,495	-
Indonesia	2,146,177	-	2,146,177	-
Israel	417,364	-	417,364	-
Mexico	1,704,549	1,704,549	-	-
Poland	1,164,485	-	1,164,485	-
Russia	-	-	-	- *
Singapore	1,416,112	-	1,416,112	-
South Africa	82,771	82,771	-	-
South Korea	3,948,318	-	3,948,318	-
Taiwan	2,827,837	-	2,827,837	-
Thailand	2,509,800	-	1,370,778	1,139,022
United States	371,682	-	371,682	-
Preferred Stock
South Korea	711,815	-	711,815	-
Rights
Thailand	513	-	513	-
Short-Term Investments	26,512,205	15,722,546	10,789,659	-
Contracts For Difference
Equity Contracts	5,224,926	4,770,606	-	454,320
Total Assets	$63,523,588	$23,429,216	$38,501,030	$1,593,342

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
United Kingdom	$(69,935)	$-	$(69,935)	$-
Contracts For Difference
Equity Contracts	(4,852,158)	(4,265,218)	-	(586,940)
Total Liabilities	$(4,922,093)	$(4,265,218)	$(69,935)	$(586,940)

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.